UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: July 31

Date of reporting period: October 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

FORM N-Q

OCTOBER 31, 2014

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited)	October 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 79.5%
CONSUMER DISCRETIONARY - 13.5%
Automobiles - 0.2%
Chrysler Group LLC/CG Co.-Issuer Inc., Secured Notes	8.250%	6/15/21	990,000	$1,111,275
Jaguar Land Rover Automotive PLC, Senior Notes	4.125%	12/15/18	1,500,000	1,533,750	(a)

Total Automobiles				2,645,025

Diversified Consumer Services - 0.3%
Ceridian LLC/Comdata Inc., Senior Notes	8.125%	11/15/17	2,980,000	2,987,450	(a)
StoneMor Partners LP/Cornerstone Family Services of WV, Senior Notes	7.875%	6/1/21	1,240,000	1,298,900	(a)

Total Diversified Consumer Services				4,286,350

Hotels, Restaurants & Leisure - 3.6%
Bossier Casino Venture Holdco Inc.	11.000%	2/9/18	731,793	742,331	(a)(b)(c)
Bossier Casino Venture Holdco Inc., Senior Secured Bonds	14.000%	2/9/18	1,567,492	1,376,885	(a)(b)(c)(d)
Caesars Entertainment Operating Co. Inc., Senior Secured Notes	11.250%	6/1/17	810,000	611,550
Caesars Entertainment Resort Properties LLC, Secured Notes	11.000%	10/1/21	1,620,000	1,512,675	(a)
Carrols Restaurant Group Inc., Senior Secured Notes	11.250%	5/15/18	2,920,000	3,175,500
CEC Entertainment Inc., Senior Notes	8.000%	2/15/22	1,560,000	1,505,400	(a)
Choctaw Resort Development Enterprise, Senior Notes	7.250%	11/15/19	959,000	956,602	(a)
Downstream Development Quapaw, Senior Secured Notes	10.500%	7/1/19	2,825,000	3,022,750	(a)
Greektown Holdings LLC/Greektown Mothership Corp., Senior Secured Notes	8.875%	3/15/19	2,740,000	2,767,400	(a)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	5.625%	10/15/21	4,640,000	4,898,100	(a)
Landry’s Holdings II Inc., Senior Notes	10.250%	1/1/18	3,590,000	3,751,550	(a)
Landry’s Inc., Senior Notes	9.375%	5/1/20	3,781,000	4,059,849	(a)
MCE Finance Ltd., Senior Notes	5.000%	2/15/21	1,470,000	1,455,300	(a)
MGM Resorts International, Senior Notes	8.625%	2/1/19	370,000	430,125
MGM Resorts International, Senior Notes	6.625%	12/15/21	420,000	462,000
NCL Corp. Ltd., Senior Notes	5.000%	2/15/18	1,370,000	1,376,850
Paris Las Vegas Holding LLC/Harrah’s Las Vegas LLC/Flamingo Las Vegas Holding LLC, Senior Secured Notes	8.000%	10/1/20	5,960,000	5,811,000	(a)
Seven Seas Cruises S de RL LLC, Senior Secured Notes	9.125%	5/15/19	4,560,000	4,867,800
Studio City Finance Ltd., Senior Notes	8.500%	12/1/20	5,000,000	5,450,000	(a)

Total Hotels, Restaurants & Leisure				48,233,667

Household Durables - 2.2%
Century Intermediate Holding Co. 2, Senior Notes	9.750%	2/15/19	4,570,000	4,872,762	(a)(d)
D.R. Horton Inc., Senior Notes	3.750%	3/1/19	3,570,000	3,583,388
Shea Homes LP/Shea Homes Funding Corp., Senior Secured Notes	8.625%	5/15/19	6,000,000	6,420,000
Toll Brothers Finance Corp., Senior Notes	4.000%	12/31/18	500,000	507,500
Toll Brothers Finance Corp., Senior Notes	6.750%	11/1/19	980,000	1,107,998
William Lyon Homes Inc., Senior Notes	5.750%	4/15/19	2,930,000	2,930,000
William Lyon Homes Inc., Senior Notes	8.500%	11/15/20	3,850,000	4,225,375
William Lyon Homes PNW Finance Corp., Senior Notes	7.000%	8/15/22	1,590,000	1,649,625	(a)
Woodside Homes Co. LLC/Woodside Homes Finance Inc., Senior Notes	6.750%	12/15/21	4,580,000	4,625,800	(a)

Total Household Durables				29,922,448

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - 4.7%
Altice SA, Senior Secured Notes	7.750%	5/15/22	2,120,000	$2,231,300	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.375%	6/1/20	2,120,000	2,277,675
Clear Channel Worldwide Holdings Inc., Senior Subordinated Notes	7.625%	3/15/20	420,000	445,200
CSC Holdings LLC, Senior Debentures	7.875%	2/15/18	2,637,000	2,989,699
CSC Holdings LLC, Senior Notes	8.625%	2/15/19	2,610,000	3,073,275
DISH DBS Corp., Senior Notes	7.125%	2/1/16	235,000	250,569
Gibson Brands Inc., Senior Secured Notes	8.875%	8/1/18	3,250,000	3,136,250	(a)
iHeartCommunications Inc., Senior Notes	10.000%	1/15/18	2,860,000	2,400,613
MDC Partners Inc., Senior Notes	6.750%	4/1/20	3,080,000	3,207,050	(a)
MediaNews Group Inc.	12.000%	12/31/18	1,600,000	1,600,000	(c)
New Cotai LLC/New Cotai Capital Corp., Senior Secured Notes	10.625%	5/1/19	7,543,007	8,636,743	(a)(d)
Numericable-SFR, Senior Secured Bonds	6.000%	5/15/22	3,150,000	3,224,812	(a)
Numericable-SFR, Senior Secured Notes	4.875%	5/15/19	12,420,000	12,435,525	(a)
Postmedia Network Inc., Secured Notes	12.500%	7/15/18	6,640,000	7,021,800
Sinclair Television Group Inc., Senior Notes	5.375%	4/1/21	1,290,000	1,299,675
Univision Communications Inc., Senior Secured Notes	7.875%	11/1/20	4,800,000	5,214,000	(a)
Univision Communications Inc., Senior Secured Notes	6.750%	9/15/22	1,990,000	2,218,850	(a)
UPCB Finance III Ltd., Senior Secured Notes	6.625%	7/1/20	1,850,000	1,956,375	(a)

Total Media				63,619,411

Multiline Retail - 0.2%
Neiman Marcus Group Ltd. LLC, Senior Notes	8.750%	10/15/21	2,990,000	3,214,250	(a)(d)

Specialty Retail - 1.2%
American Greetings Corp., Senior Notes	7.375%	12/1/21	870,000	921,113
CST Brands Inc., Senior Notes	5.000%	5/1/23	810,000	807,975
Dufry Finance SCA, Senior Notes	5.500%	10/15/20	3,550,000	3,639,105	(a)
Edcon Pty Ltd., Senior Secured Notes	9.500%	3/1/18	2,050,000	1,681,000	(a)
GameStop Corp., Senior Notes	5.500%	10/1/19	600,000	607,500	(a)
Guitar Center Inc., Senior Bonds	9.625%	4/15/20	8,380,000	6,169,775	(a)
Spencer Spirit Holdings Inc., Senior Notes	9.000%	5/1/18	2,815,000	2,850,187	(a)(d)

Total Specialty Retail				16,676,655

Textiles, Apparel & Luxury Goods - 1.1%
American Achievement Corp., Secured Notes	10.875%	4/15/16	3,500,000	3,447,500	(a)
Chinos Intermediate Holdings A Inc., Senior Notes	7.750%	5/1/19	6,000,000	5,775,000	(a)(d)
Empire Today LLC/Empire Today Finance Corp., Senior Secured Notes	11.375%	2/1/17	1,790,000	1,798,950	(a)
Hanesbrands Inc., Senior Notes	6.375%	12/15/20	2,000,000	2,132,500
William Carter Co., Senior Notes	5.250%	8/15/21	1,473,000	1,524,555

Total Textiles, Apparel & Luxury Goods				14,678,505

TOTAL CONSUMER DISCRETIONARY				183,276,311

CONSUMER STAPLES - 3.6%
Beverages - 1.1%
Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Secured Notes	10.625%	8/1/18	2,760,000	2,863,500	(a)
Constellation Brands Inc., Senior Notes	3.875%	11/15/19	6,670,000	6,786,725
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	580,000	584,350
Crestview DS Merger Subordinated II Inc., Secured Notes	10.000%	9/1/21	3,760,000	4,173,600

Total Beverages				14,408,175

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Food & Staples - 0.2%
FAGE Dairy Industry SA/FAGE USA Dairy Industry Inc., Senior Notes	9.875%	2/1/20	2,830,000	$3,010,412	(a)

Food & Staples Retailing - 0.1%
Beverages & More Inc., Senior Secured Notes	10.000%	11/15/18	1,230,000	1,173,113	(a)

Food Products - 2.0%
Dole Food Co. Inc., Senior Secured Notes	7.250%	5/1/19	6,110,000	6,163,462	(a)
Hearthside Group Holdings LLC/Hearthside Finance Co., Senior Notes	6.500%	5/1/22	3,820,000	3,781,800	(a)
Simmons Foods Inc., Secured Notes	7.875%	10/1/21	4,990,000	5,064,850	(a)
Sun Merger Sub Inc., Senior Notes	5.250%	8/1/18	5,000,000	5,162,500	(a)
Sun Merger Sub Inc., Senior Notes	5.875%	8/1/21	470,000	499,375	(a)
Wells Enterprises Inc., Senior Secured Notes	6.750%	2/1/20	2,589,000	2,692,560	(a)
WhiteWave Foods Co., Senior Notes	5.375%	10/1/22	3,690,000	3,892,950

Total Food Products				27,257,497

Tobacco - 0.2%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	3,211,000	3,082,560

TOTAL CONSUMER STAPLES				48,931,757

ENERGY - 17.0%
Energy Equipment & Services - 2.7%
Atwood Oceanics Inc., Senior Notes	6.500%	2/1/20	8,500,000	8,585,000
CGG, Senior Notes	6.500%	6/1/21	2,300,000	1,851,500
Exterran Partners LP/EXLP Finance Corp., Senior Notes	6.000%	10/1/22	1,240,000	1,196,600	(a)
FTS International Inc., Senior Secured Notes	6.250%	5/1/22	4,115,000	3,909,250	(a)
Hercules Offshore Inc., Senior Notes	10.250%	4/1/19	6,330,000	4,605,075	(a)
Hercules Offshore Inc., Senior Notes	8.750%	7/15/21	1,770,000	1,150,500	(a)
Hercules Offshore Inc., Senior Notes	7.500%	10/1/21	310,000	194,525	(a)
KCA Deutag UK Finance PLC, Senior Secured Notes	7.250%	5/15/21	1,000,000	895,000	(a)
Key Energy Services Inc., Senior Notes	6.750%	3/1/21	1,140,000	1,020,300
Pacific Drilling SA, Senior Secured Notes	5.375%	6/1/20	1,635,000	1,470,478	(a)
Parker Drilling Co., Senior Notes	6.750%	7/15/22	2,440,000	2,238,700
Petroleum Geo-Services ASA, Senior Notes	7.375%	12/15/18	3,570,000	3,480,750	(a)
SESI LLC, Senior Notes	7.125%	12/15/21	1,760,000	1,909,600
Sierra Hamilton LLC/Sierra Hamilton Finance Inc., Senior Secured Notes	12.250%	12/15/18	3,460,000	3,529,200	(a)

Total Energy Equipment & Services				36,036,478

Oil, Gas & Consumable Fuels - 14.3%
Access Midstream Partners LP/ACMP Finance Corp., Senior Notes	5.875%	4/15/21	2,040,000	2,167,500
Access Midstream Partners LP/ACMP Finance Corp., Senior Notes	6.125%	7/15/22	530,000	579,025
Arch Coal Inc., Senior Notes	7.000%	6/15/19	920,000	377,200
Arch Coal Inc., Senior Notes	9.875%	6/15/19	220,000	100,100
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., Senior Notes	6.625%	10/1/20	680,000	724,200
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., Senior Notes	5.875%	8/1/23	1,460,000	1,522,050
California Resources Corp., Senior Notes	5.000%	1/15/20	6,450,000	6,562,875	(a)
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	9.625%	8/1/20	6,370,000	7,022,925
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	6.500%	4/15/21	5,240,000	5,109,000	(a)
Carrizo Oil & Gas Inc., Senior Notes	7.500%	9/15/20	2,810,000	2,852,150
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	990,000	1,136,025

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Comstock Resources Inc., Senior Notes	7.750%	4/1/19	5,080,000	$5,003,800
Comstock Resources Inc., Senior Notes	9.500%	6/15/20	4,950,000	5,247,000
Corral Petroleum Holdings AB, Senior Notes	15.000%	12/31/17	3,636,759	3,254,899	(a)(d)
Crestwood Midstream Partners LP, Senior Notes	6.000%	12/15/20	2,080,000	2,116,400
Crestwood Midstream Partners LP, Senior Notes	6.125%	3/1/22	1,840,000	1,867,600
Ecopetrol SA, Senior Notes	5.875%	9/18/23	797,000	890,648
Enterprise Products Operating LLP, Subordinated Notes	7.034%	1/15/68	45,000	50,099	(e)
EXCO Resources Inc., Senior Notes	8.500%	4/15/22	3,040,000	2,652,400
Globe Luxembourg SCA, Senior Secured Notes	9.625%	5/1/18	17,710,000	18,329,850	(a)
Gulfport Energy Corp., Senior Notes	7.750%	11/1/20	1,120,000	1,148,000	(a)
Halcon Resources Corp., Senior Notes	9.750%	7/15/20	1,640,000	1,376,575
Halcon Resources Corp., Senior Notes	8.875%	5/15/21	9,056,000	7,471,200
Hiland Partners LP/Hiland Partners Finance Corp., Senior Notes	7.250%	10/1/20	740,000	786,250	(a)
Kinder Morgan Inc., Senior Secured Notes	5.000%	2/15/21	2,530,000	2,681,800	(a)
Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	6.500%	5/15/19	7,660,000	7,200,400
Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	6.250%	11/1/19	8,090,000	7,483,250
Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	8.625%	4/15/20	3,000,000	3,022,500
Lonestar Resources America Inc., Senior Notes	8.750%	4/15/19	360,000	333,000	(a)
Lukoil International Finance BV, Senior Notes	6.125%	11/9/20	1,980,000	2,024,550	(a)
Magnum Hunter Resources Corp., Senior Notes	9.750%	5/15/20	7,540,000	7,540,000
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	6.500%	8/15/21	754,000	810,550
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	6.250%	6/15/22	1,131,000	1,224,308
MEG Energy Corp., Senior Notes	6.500%	3/15/21	480,000	477,600	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	3,420,000	3,445,650	(a)
Milagro Oil & Gas Inc., Secured Notes	10.500%	5/15/16	2,270,000	1,623,050	(f)
Murray Energy Corp., Senior Secured Notes	9.500%	12/5/20	641,000	689,075	(a)
Natural Resource Partners LP/Natural Resource Partners Finance Corp., Senior Notes	9.125%	10/1/18	3,450,000	3,467,250
New Gulf Resources LLC/NGR Finance Corp., Senior Secured Notes	11.750%	5/15/19	3,870,000	3,618,450
NGL Energy Partners LP/NGL Energy Finance Corp., Senior Notes	5.125%	7/15/19	680,000	685,100	(a)
NGL Energy Partners LP/NGL Energy Finance Corp., Senior Notes	6.875%	10/15/21	820,000	875,350	(a)
Pacific Drilling V Ltd., Senior Secured Notes	7.250%	12/1/17	4,740,000	4,722,225	(a)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	7.500%	2/15/22	3,360,000	3,309,600	(a)
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, Senior Notes	8.375%	6/1/20	1,950,000	2,164,500
Puma International Financing SA, Senior Bonds	6.750%	2/1/21	3,330,000	3,438,225	(a)
QEP Resources Inc., Senior Notes	5.375%	10/1/22	1,580,000	1,564,200
Quicksilver Resources Inc., Senior Notes	11.000%	7/1/21	3,470,000	1,787,050
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	6.875%	12/1/18	30,000	31,144
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	5.875%	3/1/22	2,330,000	2,493,100
Rice Energy Inc., Senior Notes	6.250%	5/1/22	3,180,000	3,090,562	(a)
Rockies Express Pipeline LLC, Senior Notes	5.625%	4/15/20	1,100,000	1,155,000	(a)
Samson Investment Co., Senior Notes	9.750%	2/15/20	4,870,000	3,628,150
Sanchez Energy Corp., Senior Notes	7.750%	6/15/21	6,780,000	6,949,500
Shelf Drilling Holdings Ltd., Senior Secured Notes	8.625%	11/1/18	7,039,000	6,986,207	(a)
Sidewinder Drilling Inc., Senior Notes	9.750%	11/15/19	4,432,000	4,166,080	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.125%	11/15/19	2,990,000	3,042,325	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.375%	8/1/22	1,380,000	1,490,400

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	5.500%	10/15/19	5,050,000		$5,201,500	(a)
Ultra Petroleum Corp., Senior Notes	5.750%	12/15/18	9,283,000		9,236,585	(a)
Westmoreland Coal Co./Westmoreland Partners, Senior Secured Notes	10.750%	2/1/18	4,610,000		4,840,500

Total Oil, Gas & Consumable Fuels					194,846,507

TOTAL ENERGY					230,882,985

FINANCIALS - 4.9%
Banks - 1.9%
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	800,000		1,076,886	(a)
CIT Group Inc., Senior Notes	4.250%	8/15/17	1,000,000		1,030,000
CIT Group Inc., Senior Notes	5.250%	3/15/18	2,500,000		2,643,750
CIT Group Inc., Senior Notes	5.500%	2/15/19	4,555,000		4,873,850	(a)
CIT Group Inc., Senior Notes	5.000%	8/1/23	4,680,000		4,896,450
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Junior Subordinated Notes	11.000%	6/30/19	620,000		810,650	(a)(e)(g)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	2,050,000		2,093,563	(e)(g)
M&T Bank Corp., Junior Subordinated Bonds	6.875%	6/15/16	990,000		1,012,465	(g)
Royal Bank of Scotland NV, Subordinated Notes	7.750%	5/15/23	580,000		668,517
Royal Bank of Scotland PLC, Subordinated Notes	13.125%	3/19/22	7,270,000	AUD	7,515,706	(e)(h)

Total Banks					26,621,837

Consumer Finance - 1.4%
Ally Financial Inc., Senior Notes	8.300%	2/12/15	290,000		295,438
Ally Financial Inc., Senior Notes	5.500%	2/15/17	530,000		565,086
Ally Financial Inc., Senior Notes	8.000%	11/1/31	1,430,000		1,823,250
Ally Financial Inc., Subordinated Notes	8.000%	12/31/18	1,750,000		2,034,375
First Cash Financial Services Inc., Senior Notes	6.750%	4/1/21	920,000		961,400
General Motors Financial Co. Inc., Senior Notes	4.375%	9/25/21	3,610,000		3,786,349
GMAC International Finance BV, Senior Bonds	7.500%	4/21/15	790,000	EUR	1,016,803	(h)
SLM Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	2,200,000		2,519,000
SLM Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	1,500,000		1,725,000
SLM Corp., Senior Notes	5.500%	1/15/19	1,680,000		1,746,158
TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes	8.500%	9/15/18	2,470,000		2,420,600	(a)

Total Consumer Finance					18,893,459

Diversified Financial Services - 0.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Senior Notes	3.750%	5/15/19	2,150,000		2,136,562	(a)
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Senior Notes	4.500%	5/15/21	1,750,000		1,769,687	(a)
ILFC E-Capital Trust I, Junior Subordinated Notes	4.840%	12/21/65	2,450,000		2,327,500	(a)(e)
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	245,000		276,238
International Lease Finance Corp., Senior Notes	8.875%	9/1/17	880,000		1,014,200
International Lease Finance Corp., Senior Notes	3.875%	4/15/18	200,000		201,001

Total Diversified Financial Services					7,725,188

Insurance - 0.3%
Fidelity & Guaranty Life Holdings Inc., Senior Notes	6.375%	4/1/21	3,500,000		3,727,500	(a)

Real Estate Investment Trusts (REITs) - 0.3%
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	5.875%	6/1/21	3,922,000		4,020,050

Real Estate Management & Development - 0.4%

Howard Hughes Corp., Senior Notes	6.875%	10/1/21	5,150,000		5,471,875	(a)

TOTAL FINANCIALS					66,459,909

HEALTH CARE - 7.3%
Health Care Equipment & Supplies - 0.9%
Alere Inc., Senior Notes	7.250%	7/1/18	2,200,000		2,354,000
ConvaTec Finance International SA, Senior Notes	8.250%	1/15/19	1,285,000		1,313,270	(a)(d)
Lantheus Medical Imaging Inc., Senior Notes	9.750%	5/15/17	9,878,000		9,347,057

Total Health Care Equipment & Supplies					13,014,327

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - 5.7%
Acadia Healthcare Co. Inc., Senior Notes	12.875%	11/1/18	3,287,000	$3,796,485
DJO Finance LLC/DJO Finance Corp., Senior Notes	9.875%	4/15/18	6,470,000	6,842,025
DJO Finance LLC/DJO Finance Corp., Senior Secured Notes	8.750%	3/15/18	5,989,000	6,348,340
DJO Finance LLC/DJO Finance Corp., Senior Subordinated Notes	9.750%	10/15/17	5,010,000	5,110,200
ExamWorks Group Inc., Senior Notes	9.000%	7/15/19	4,927,000	5,296,525
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	5.625%	7/31/19	5,500,000	5,919,375	(a)
Fresenius Medical Care U.S. Finance Inc., Senior Notes	5.750%	2/15/21	2,823,000	3,045,311	(a)
HCA Inc., Senior Secured Notes	4.250%	10/15/19	6,850,000	6,969,875
HCA Inc., Senior Secured Notes	6.500%	2/15/20	6,450,000	7,215,938
IASIS Healthcare LLC/IASIS Capital Corp., Senior Notes	8.375%	5/15/19	12,469,000	13,185,967
Jaguar Holding Co. II/Jaguar Merger Sub Inc., Senior Notes	9.500%	12/1/19	510,000	548,888	(a)
MedImpact Holdings Inc., Senior Secured Notes	10.500%	2/1/18	8,989,000	9,639,579	(a)
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	3,690,000	3,459,744

Total Health Care Providers & Services				77,378,252

Pharmaceuticals - 0.7%
ConvaTec Healthcare E SA, Senior Notes	10.500%	12/15/18	250,000	265,313	(a)
JLL/Delta Dutch Newco BV, Senior Notes	7.500%	2/1/22	5,580,000	5,697,459	(a)
Salix Pharmaceuticals Ltd., Senior Notes	6.000%	1/15/21	2,963,000	3,214,855	(a)

Total Pharmaceuticals				9,177,627

TOTAL HEALTH CARE				99,570,206

INDUSTRIALS - 12.6%
Aerospace & Defense - 1.0%
CBC Ammo LLC/CBC FinCo Inc., Senior Notes	7.250%	11/15/21	3,260,000	3,243,700	(a)
Ducommun Inc., Senior Notes	9.750%	7/15/18	3,270,000	3,580,650
Erickson Inc., Secured Notes	8.250%	5/1/20	3,552,000	3,374,400
LMI Aerospace Inc., Secured Notes	7.375%	7/15/19	1,950,000	1,959,750	(a)
TransDigm Inc., Senior Subordinated Notes	6.000%	7/15/22	1,630,000	1,656,487

Total Aerospace & Defense				13,814,987

Air Freight & Logistics - 0.3%
XPO Logistics Inc., Senior Notes	7.875%	9/1/19	4,200,000	4,420,500	(a)

Airlines - 1.9%
Air Canada, Pass-Through Trust, Secured Notes	6.625%	5/15/18	5,945,000	6,141,779	(a)
America West Airlines, Pass-Through Certificates, Secured Notes	7.100%	4/2/21	214,391	236,903
American Airlines, Pass Through Trust, Secured Bonds	6.125%	7/15/18	8,500,000	8,765,625	(a)
American Airlines, Pass-Through Trust, Secured Notes	7.000%	1/31/18	586,663	623,329	(a)
American Airlines, Pass-Through Trust, Senior Secured Bonds	5.600%	7/15/20	2,261,271	2,306,497	(a)
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	425,993	494,152
United Airlines Inc., Pass-Through Certificates	7.373%	12/15/15	133,627	140,308
United Airlines Inc., Pass-Through Certificates	8.388%	11/1/20	226,743	234,963
United Airlines Inc., Pass-Through Certificates, Notes	5.500%	10/29/20	226,495	239,519
United Airlines Inc., Pass-Through Certificates, Secured Notes	9.250%	5/10/17	52,343	59,147

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Airlines - (continued)
United Airlines Inc., Pass-Through Certificates, Secured Notes	6.250%	4/11/20	398,546	$422,459
United Airlines Inc., Pass-Through Certificates, Secured Notes	6.903%	4/19/22	72,177	76,508
United Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.125%	4/29/18	2,040,000	2,152,200
United Continental Holdings Inc., Senior Notes	6.375%	6/1/18	2,835,000	2,969,663
US Airways, Pass-Through Trust, Secured Bonds	6.750%	6/3/21	1,074,525	1,144,369

Total Airlines				26,007,421

Building Products - 0.8%
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Notes	6.875%	2/15/21	2,870,000	2,819,775	(a)
Griffon Corp., Senior Notes	5.250%	3/1/22	5,450,000	5,266,063
Reliance Intermediate Holdings LP, Senior Secured Notes	9.500%	12/15/19	2,260,000	2,361,700	(a)

Total Building Products				10,447,538

Commercial Services & Supplies - 1.4%
Garda World Security Corp., Senior Notes	7.250%	11/15/21	2,167,000	2,167,000	(a)
JM Huber Corp., Senior Notes	9.875%	11/1/19	770,000	848,925	(a)
Monitronics International Inc., Senior Notes	9.125%	4/1/20	4,740,000	4,905,900
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	7.750%	4/15/20	813,000	876,008	(a)
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	7.750%	4/15/20	260,000	280,150	(a)
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	5.250%	4/15/21	1,250,000	1,265,162	(a)
United Rentals North America Inc., Senior Notes	5.750%	11/15/24	2,690,000	2,827,862
West Corp., Senior Notes	5.375%	7/15/22	6,720,000	6,535,200	(a)

Total Commercial Services & Supplies				19,706,207

Construction & Engineering - 1.4%
Ausdrill Finance Pty Ltd., Senior Notes	6.875%	11/1/19	4,220,000	3,639,750	(a)
Michael Baker Holdings LLC/Michael Baker Finance Corp., Senior Notes	8.875%	4/15/19	5,300,000	5,273,500	(a)(d)
Michael Baker International LLC/CDL Acquisition Co. Inc., Senior Secured Notes	8.250%	10/15/18	4,560,000	4,651,200	(a)
Modular Space Corp., Secured Notes	10.250%	1/31/19	5,020,000	5,132,950	(a)

Total Construction & Engineering				18,697,400

Electrical Equipment - 0.7%
Interface Master Holdings Inc., Senior Notes	12.500%	8/1/18	5,500,000	5,651,250	(a)(d)
International Wire Group Holdings Inc., Senior Secured Notes	8.500%	10/15/17	1,370,000	1,464,188	(a)
NES Rentals Holdings Inc., Senior Secured Notes	7.875%	5/1/18	2,300,000	2,409,250	(a)

Total Electrical Equipment				9,524,688

Machinery - 1.5%
Case New Holland Industrial Inc., Senior Notes	7.875%	12/1/17	4,000,000	4,510,000
CTP Transportation Products LLC/CTP Finance Inc., Senior Secured Notes	8.250%	12/15/19	2,990,000	3,244,150	(a)
Dematic SA/DH Services Luxembourg Sarl, Senior Notes	7.750%	12/15/20	7,290,000	7,800,300	(a)
Global Brass and Copper Inc., Senior Secured Notes	9.500%	6/1/19	1,160,000	1,278,900
Manitowoc Co. Inc., Senior Notes	8.500%	11/1/20	2,500,000	2,718,750
SPL Logistics Escrow LLC/SPL Logistics Finance Corp., Senior Secured Notes	8.875%	8/1/20	910,000	989,625	(a)

Total Machinery				20,541,725

Marine - 0.6%
Horizon Lines LLC, Secured Notes	13.000%	10/15/16	1,719,701	1,466,896	(b)(d)
Horizon Lines LLC, Senior Secured Notes	11.000%	10/15/16	1,681,000	1,685,203	(b)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Marine - (continued)
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	4,140,000	$4,233,150	(a)
Ultrapetrol Bahamas Ltd., Senior Secured Notes	8.875%	6/15/21	1,440,000	1,519,200

Total Marine				8,904,449

Road & Rail - 1.4%
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	1,520,000	1,603,600	(a)
Florida East Coast Holdings Corp., Senior Notes	9.750%	5/1/20	2,800,000	2,866,500	(a)
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	6,640,000	6,868,283	(a)
Jack Cooper Holdings Corp., Senior Secured Notes	9.250%	6/1/20	5,220,000	5,618,025	(a)
Jurassic Holdings III Inc., Secured Notes	6.875%	2/15/21	1,710,000	1,727,100	(a)

Total Road & Rail				18,683,508

Trading Companies & Distributors - 0.4%
Ashtead Capital Inc., Senior Secured Notes	6.500%	7/15/22	910,000	987,350	(a)
H&E Equipment Services Inc., Senior Notes	7.000%	9/1/22	3,630,000	3,893,175

Total Trading Companies & Distributors				4,880,525

Transportation - 1.2%
CMA CGM, Senior Notes	8.500%	4/15/17	2,720,000	2,747,200	(a)
Hapag-Lloyd AG, Senior Notes	9.750%	10/15/17	4,372,000	4,546,880	(a)
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp., Senior Notes	10.000%	2/15/18	2,010,000	2,080,350	(a)(d)
Syncreon Group BV/Syncreon Global Finance US Inc., Senior Notes	8.625%	11/1/21	6,130,000	6,022,725	(a)
Watco Cos., LLC/Watco Finance Corp., Senior Notes	6.375%	4/1/23	1,290,000	1,315,800	(a)

Total Transportation				16,712,955

TOTAL INDUSTRIALS				172,341,903

INFORMATION TECHNOLOGY - 2.3%
Electronic Equipment, Instruments & Components - 0.4%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	4,650,000	4,754,625
KEMET Corp., Senior Secured Notes	10.500%	5/1/18	350,000	367,500

Total Electronic Equipment, Instruments & Components				5,122,125

Internet Software & Services - 0.8%
Ancestry.com Inc., Senior Notes	9.625%	10/15/18	5,150,000	5,162,875	(a)(d)
Ancestry.com Inc., Senior Notes	11.000%	12/15/20	1,370,000	1,558,375
Bankrate Inc., Senior Notes	6.125%	8/15/18	3,590,000	3,536,150	(a)

Total Internet Software & Services				10,257,400

IT Services - 0.9%
Compiler Finance Subordinated Inc., Senior Notes	7.000%	5/1/21	3,215,000	2,957,800	(a)
First Data Corp., Senior Subordinated Notes	11.750%	8/15/21	6,259,000	7,369,972
Interactive Data Corp., Senior Notes	5.875%	4/15/19	2,050,000	2,032,063	(a)

Total IT Services				12,359,835

Software - 0.2%
Activision Blizzard Inc., Senior Notes	5.625%	9/15/21	3,070,000	3,273,387	(a)

TOTAL INFORMATION TECHNOLOGY				31,012,747

MATERIALS - 10.0%
Chemicals - 1.6%
Eco Services Operations LLC/Eco Finance Corp., Senior Notes	8.500%	11/1/22	1,830,000	1,894,050	(a)
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, Senior Secured Notes	8.875%	2/1/18	3,690,000	3,657,713
Hexion US Finance Corp., Senior Secured Notes	6.625%	4/15/20	640,000	643,200

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Chemicals - (continued)
HIG BBC Intermediate Holdings LLC/HIG BBC Holdings Corp., Senior Notes	10.500%	9/15/18	1,760,000		$1,764,400	(a)(d)
Kerling PLC, Senior Secured Notes	10.625%	2/1/17	967,000	EUR	1,245,121	(a)
KP Germany Erste GmbH, Senior Secured Notes	11.625%	7/15/17	600,000	EUR	827,169	(h)
KP Germany Erste GmbH, Senior Secured Notes	11.625%	7/15/17	460,000	EUR	634,163	(a)
Rain CII Carbon LLC/CII Carbon Corp., Senior Secured Notes	8.000%	12/1/18	11,305,000		11,700,675	(a)

Total Chemicals					22,366,491

Construction Materials - 0.5%
American Builders & Contractors Supply Co. Inc., Senior Notes	5.625%	4/15/21	3,344,000		3,394,160	(a)
Summit Materials LLC/Summit Materials Finance Corp., Senior Notes	10.500%	1/31/20	2,850,000		3,199,125	(a)

Total Construction Materials					6,593,285

Containers & Packaging - 2.2%
Ardagh Finance Holdings SA, Senior Notes	8.625%	6/15/19	2,790,000		2,866,753	(a)(d)
Ardagh Packaging Finance PLC, Senior Notes	9.125%	10/15/20	4,220,000		4,568,150	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	6.250%	1/31/19	5,080,000		5,130,800	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	9.125%	10/15/20	550,000		592,625	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	7.000%	11/15/20	598,235		613,191	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	6.750%	1/31/21	260,000		266,500	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Secured Notes	3.234%	12/15/19	1,310,000		1,287,075	(a)(e)
BWAY Holding Co., Senior Notes	9.125%	8/15/21	4,040,000		4,211,700	(a)
Coveris Holdings SA, Senior Notes	7.875%	11/1/19	2,940,000		3,101,700	(a)
Pactiv LLC, Senior Bonds	8.375%	4/15/27	3,165,000		3,370,725
Pactiv LLC, Senior Notes	7.950%	12/15/25	470,000		494,675
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	5.750%	10/15/20	3,000,000		3,135,000
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	6.875%	2/15/21	1,000,000		1,067,500

Total Containers & Packaging					30,706,394

Metals & Mining - 4.4%
Barminco Finance Pty Ltd., Senior Notes	9.000%	6/1/18	3,900,000		3,373,500	(a)
Coeur Mining Inc., Senior Notes	7.875%	2/1/21	2,920,000		2,547,700
FMG Resources (August 2006) Pty Ltd., Senior Notes	6.000%	4/1/17	6,621,000		6,774,110	(a)
FMG Resources (August 2006) Pty Ltd., Senior Notes	6.875%	2/1/18	2,364,444		2,429,467	(a)
FMG Resources (August 2006) Pty Ltd., Senior Notes	8.250%	11/1/19	329,000		342,571	(a)
FMG Resources (August 2006) Pty Ltd., Senior Notes	6.875%	4/1/22	6,299,000		6,527,339	(a)
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	2,010,000		301,500	(a)(b)(f)
Mirabela Nickel Ltd., Subordinated Notes	1.000%	9/10/44	20,378		0	(b)(c)(i)
Novelis Inc., Senior Notes	8.375%	12/15/17	1,229,000		1,285,841
Novelis Inc., Senior Notes	8.750%	12/15/20	940,000		1,030,475
Prince Mineral Holding Corp., Senior Secured Notes	12.000%	12/15/19	2,100,000		2,310,000	(a)
Ryerson Inc./Joseph T. Ryerson & Son Inc., Senior Secured Notes	9.000%	10/15/17	4,830,000		5,095,650
Schaeffler Finance BV, Senior Secured Notes	7.750%	2/15/17	2,989,000		3,302,845	(a)
Schaeffler Holding Finance BV, Senior Secured Bonds	6.875%	8/15/18	1,000,000		1,052,500	(a)(d)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Metals & Mining - (continued)
Schaeffler Holding Finance BV, Senior Secured Notes	6.875%	8/15/18	3,180,000	EUR	$4,194,231	(a)(d)
Schaeffler Holding Finance BV, Senior Secured Notes	6.250%	11/15/19	6,500,000		6,760,000	(a)(d)
St. Barbara Ltd., Senior Secured Notes	8.875%	4/15/18	2,550,000		2,065,500	(a)
Thompson Creek Metals Co. Inc., Senior Notes	12.500%	5/1/19	7,122,000		7,549,320
Thompson Creek Metals Co. Inc., Senior Secured Notes	9.750%	12/1/17	2,230,000		2,391,675

Total Metals & Mining					59,334,224

Paper & Forest Products - 1.3%
Ainsworth Lumber Co., Ltd., Senior Secured Notes	7.500%	12/15/17	3,600,000		3,744,000	(a)
Appvion Inc., Secured Notes	9.000%	6/1/20	4,000,000		3,180,000	(a)
Resolute Forest Products Inc., Senior Notes	5.875%	5/15/23	1,500,000		1,443,750
Sappi Papier Holding GmbH, Senior Secured Notes	8.375%	6/15/19	3,630,000		3,956,700	(a)
Sappi Papier Holding GmbH, Senior Secured Notes	6.625%	4/15/21	620,000		647,900	(a)
Verso Paper Holdings LLC/Verso Paper Inc., Senior Secured Notes	11.750%	1/15/19	4,800,000		4,920,000

Total Paper & Forest Products					17,892,350

TOTAL MATERIALS					136,892,744

TELECOMMUNICATION SERVICES - 5.0%
Diversified Telecommunication Services - 3.3%
CCOH Safari LLC, Senior Bonds	5.500%	12/1/22	6,980,000		7,067,250
CenturyLink Inc., Senior Notes	6.150%	9/15/19	4,000,000		4,360,000
CenturyLink Inc., Senior Notes	5.625%	4/1/20	10,000		10,638
Cogent Communications Holdings Inc., Senior Secured Notes	8.375%	2/15/18	7,690,000		8,093,725	(a)
Intelsat Jackson Holdings SA, Senior Notes	7.250%	10/15/20	2,470,000		2,642,900
Intelsat Jackson Holdings SA, Senior Notes	7.500%	4/1/21	6,330,000		6,875,962
Level 3 Financing Inc., Senior Notes	8.125%	7/1/19	2,000,000		2,150,000
Level 3 Financing Inc., Senior Notes	7.000%	6/1/20	1,400,000		1,501,500
Level 3 Financing Inc., Senior Notes	8.625%	7/15/20	3,835,000		4,237,675
TW Telecom Holdings Inc., Senior Notes	5.375%	10/1/22	2,360,000		2,616,650
UPCB Finance VI Ltd., Senior Secured Notes	6.875%	1/15/22	230,000		252,425	(a)
Windstream Corp., Senior Notes	7.500%	4/1/23	2,320,000		2,447,600
Zayo Group LLC/Zayo Capital Inc., Senior Notes	10.125%	7/1/20	2,000,000		2,227,500

Total Diversified Telecommunication Services					44,483,825

Wireless Telecommunication Services - 1.7%
GTP Acquisition Partners I LLC, Secured Notes	7.628%	6/15/16	4,400,000		4,641,677	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	880,000		860,200
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	8,455,000		9,966,331	(a)
Sprint Communications Inc., Senior Notes	7.000%	8/15/20	4,000,000		4,260,000
Sprint Corp., Senior Notes	7.875%	9/15/23	3,660,000		3,971,100	(a)

Total Wireless Telecommunication Services					23,699,308

TOTAL TELECOMMUNICATION SERVICES					68,183,133

UTILITIES - 3.3%
Electric Utilities - 1.2%
AES Red Oak LLC, Secured Notes	9.200%	11/30/29	2,090,000		2,330,350
Astoria Depositor Corp., Pass-Through Certificates	8.144%	5/1/21	5,000,000		5,300,000	(a)
GenOn REMA LLC, Pass-Through Certificates	9.237%	7/2/17	3,088,906		3,274,240
GenOn REMA LLC, Pass-Through Certificates	9.681%	7/2/26	2,615,000		2,824,200
IPALCO Enterprises Inc., Senior Secured Notes	7.250%	4/1/16	2,000,000		2,140,000	(a)
Midwest Generation LLC, Pass-Through Certificates	8.560%	1/2/16	623,543		639,131

Total Electric Utilities					16,507,921

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Gas Utilities - 0.1%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	7.375%	3/15/20	770,000	$806,575

Independent Power and Renewable Electricity Producers - 2.0%
Atlantic Power Corp., Senior Notes	9.000%	11/15/18	260,000	263,250
Calpine Corp., Senior Secured Notes	6.000%	1/15/22	3,840,000	4,156,800	(a)
Dynegy Roseton LLC/Dynegy Danskammer LLC Pass-Through Trust, Escrow Receipt	—	—	1,030,000	0	(b)(c)(f)(i)
First Wind Holdings Inc., Senior Secured Notes	10.250%	6/1/18	11,130,000	11,839,538	(a)
Foresight Energy LLC/Foresight Energy Corp., Senior Notes	7.875%	8/15/21	4,630,000	4,838,350	(a)
Mirant Mid Atlantic LLC, Pass-Through Certificates	9.125%	6/30/17	419,133	448,472
Mirant Mid Atlantic LLC, Pass-Through Certificates	10.060%	12/30/28	5,173,503	5,661,753

Total Independent Power and Renewable Electricity Producers				27,208,163

TOTAL UTILITIES				44,522,659

TOTAL CORPORATE BONDS & NOTES (Cost - $1,109,015,574)				1,082,074,354

ASSET-BACKED SECURITIES - 6.0%
ACE Securities Corp., 2004-HE4 M2	1.127%	12/25/34	2,482,953	2,428,636	(e)
Ameriquest Mortgage Securities Inc., 2002-C M1	3.527%	11/25/32	2,656,647	2,613,393	(e)
Asset-Backed Funding Certificates, 2004-OPT5 M1	1.277%	3/25/34	5,929,880	5,288,575	(e)
Babson CLO Ltd., 2014-IA C	3.680%	7/20/25	2,000,000	1,900,600	(a)(c)(e)
Carlyle Global Market Strategies CLO Ltd., 2014-2A D	3.796%	5/15/25	2,750,000	2,617,175	(a)(c)(e)
Cent CLO LP, 2014-21A C	3.731%	7/27/26	2,500,000	2,354,525	(a)(e)
Cutwater Ltd., 2014-1A C	3.931%	7/15/26	2,900,000	2,700,770	(a)(e)
GSAA Trust, 2006-5 2A3	0.422%	3/25/36	4,943,409	3,450,371	(e)
Hildene CLO Ltd., 2014-2A D	3.931%	7/19/26	2,500,000	2,370,000	(a)(c)(e)
Home Equity Mortgage Trust, 2005-3 M3	1.232%	11/25/35	3,969,196	3,735,740	(e)
Home Loan Mortgage Loan Trust, 2005-1 A3	0.513%	4/15/36	7,013,688	6,088,337	(e)
Indymac Home Equity Loan Asset-Backed Trust, 2007-1 A	0.302%	3/25/37	3,211,744	2,503,709	(e)
Keuka Park CLO Ltd., 2013-1A D	3.431%	10/21/24	1,000,000	948,089	(a)(e)
LCM Limited Partnership, 16A D	3.858%	7/15/26	2,000,000	1,920,000	(a)(c)(e)
Lehman XS Trust, 2006-8 2A4A	0.415%	6/25/36	12,437,095	7,340,436	(e)
Madison Park Funding Ltd., 2014-12A C	3.331%	7/20/26	1,000,000	993,000	(a)(e)
Octagon Investment Partners Ltd., 2014-1A D	3.885%	8/12/26	2,500,000	2,378,565	(a)(e)
OZLM Ltd., 2014-8A B	3.275%	10/17/26	2,000,000	1,948,200	(a)(c)(e)
Pinnacle Park CLO Ltd., 2014-1A C	3.331%	4/15/26	1,000,000	995,710	(a)(e)
Pinnacle Park CLO Ltd., 2014-1A D	3.731%	4/15/26	2,250,000	2,129,310	(a)(e)
RAAC, 2007-RP3 A	0.532%	10/25/46	2,519,307	2,244,067	(a)(e)
RAAC, 2007-SP2 A3	0.802%	6/25/47	8,014,480	6,643,170	(e)
Residential Asset Mortgage Products Inc., 2005-RZ3 M2	0.652%	9/25/35	5,540,000	4,863,367	(e)
Residential Asset Securities Corp., 2004-KS8 MII1	0.992%	9/25/34	4,116,136	3,537,770	(e)
Saranac CLO Ltd., 2014-2A C	2.982%	2/20/25	2,750,000	2,612,500	(a)(e)
Sound Point CLO Ltd., 2014-1A C	2.981%	4/18/26	3,100,000	3,003,125	(a)(c)(e)
Washington Mill CLO Ltd., 2014-1A D	3.681%	4/20/26	2,000,000	1,897,200	(a)(c)(e)

TOTAL ASSET-BACKED SECURITIES (Cost - $79,475,562)				81,506,340

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.3%
American Home Mortgage Assets, 2006-6 A1A	0.342%	12/25/46	5,397,540	3,793,785	(e)
Connecticut Avenue Securities, 2013-C01 M2	5.402%	10/25/23	2,200,000	2,441,861	(e)
Countrywide Alternative Loan Trust, 2004-36CB 2A1	5.500%	2/25/35	2,406,842	2,391,684

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Countrywide Alternative Loan Trust, 2005-59 1A1	0.487%	11/20/35	4,421,618	$3,566,282	(e)
Countrywide Alternative Loan Trust, 2006-24CB A12	5.750%	6/25/36	6,845,460	6,071,676
Credit Suisse First Boston Mortgage Securities Corp., 2004-AR8 8M1	1.302%	9/25/34	3,847,794	3,203,951	(e)
Downey Savings & Loan Association Mortgage Loan Trust, 2005-AR1 2A1B	0.477%	3/19/45	4,184,799	2,699,371	(e)
DSLA Mortgage Loan Trust, 2004-AR2 A1A	0.977%	11/19/44	1,551,359	1,389,506	(e)
IMPAC Secured Assets Corp., 2004-4 M3	0.752%	2/25/35	4,220,000	3,324,904	(e)
JPMorgan Alternative Loan Trust, 2007-S1 A1	0.432%	4/25/47	6,515,601	5,999,735	(e)
Luminent Mortgage Trust, 2006-6 A1	0.352%	10/25/46	2,886,888	2,481,797	(e)
RBSGC Mortgage Pass-Through Certificates, 2005-RP1 2A	3.193%	3/25/34	2,754,163	2,603,191	(a)(e)
Structured ARM Loan Trust, 2005-14 A1	0.462%	7/25/35	6,604,317	4,966,889	(e)
Structured ARM Loan Trust, 2005-19XS M1II	0.802%	10/25/35	13,228,291	5,108,296	(e)
Structured Asset Mortgage Investments Inc., 2006-AR7 A1A	0.362%	8/25/36	6,440,436	5,046,951	(e)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR1 A1A	0.412%	12/25/35	4,673,688	4,019,909	(e)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $58,368,078)				59,109,788

CONVERTIBLE BONDS & NOTES - 0.1%
MATERIALS - 0.1%
Metals & Mining - 0.1%
Mirabela Nickel Ltd., Senior Secured Bonds (Cost - $1,533,000)	9.500%	6/20/19	1,533,000	1,364,370	(a)(b)(c)

SENIOR LOANS - 6.9%
CONSUMER DISCRETIONARY - 1.5%
Hotels, Restaurants & Leisure - 0.7%
Burger King Newco, Senior Secured Bridge Loan	—	11/26/14	4,310,000	4,310,000	(b)(c)(j)
Equinox Holdings Inc., Second Lien Term Loan	9.750%	7/31/20	1,670,000	1,690,875	(k)(l)
Station Casinos LLC, Term Loan B	4.250%	3/2/20	1,564,260	1,544,707	(k)(l)
Stockbridge SBE Holdings LLC, Term Loan B	13.000%	5/2/17	1,350,000	1,356,750	(k)(l)

Total Hotels, Restaurants & Leisure				8,902,332

Household Durables - 0.1%
William Lyon Homes Inc., Bridge Term Loan	—	8/12/22	1,313,077	1,306,512	(c)(j)

Leisure Products - 0.3%
Eastman Kodak Co., Exit Second Lien Term Loan	10.750%	9/3/20	1,987,500	2,001,148	(k)(l)
Eastman Kodak Co., Exit Term Loan	7.250%	9/3/19	2,202,125	2,214,842	(k)(l)

Total Leisure Products				4,215,990

Specialty Retail - 0.3%
Camping World Inc., Term Loan	5.750%	2/20/20	2,698,438	2,708,557	(k)(l)
Gymboree Corp., Initial Term Loan	5.000%	2/23/18	2,560,000	1,614,932	(k)(l)

Total Specialty Retail				4,323,489

Textiles, Apparel & Luxury Goods - 0.1%
TOMS Shoes LLC, Term Loan B	—	10/28/20	2,120,000	1,950,400	(j)

TOTAL CONSUMER DISCRETIONARY				20,698,723

CONSUMER STAPLES - 0.9%
Food Products - 0.9%
AdvancePierre Foods Inc., Second Lien Term Loan	9.500%	10/10/17	5,190,000	5,154,319	(k)(l)
AdvancePierre Foods Inc., Term Loan	5.750%	7/10/17	492,481	490,634	(k)(l)
CPM Acquisition Corp., Second Lien Term Loan	10.250%	3/1/18	4,000,000	4,060,000	(k)(l)
CSM Bakery Supplies LLC, Second Lien Term Loan	8.750%	7/3/21	3,150,000	3,083,063	(k)(l)

TOTAL CONSUMER STAPLES				$12,788,016

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Murray Energy Corp., First Lien Term Loan	5.250%	12/5/19	6,576,950	$6,527,623	(k)(l)
Samson Investment Co., New Second Lien Term Loan	5.000%	9/25/18	1,500,000	1,395,000	(k)(l)

TOTAL ENERGY				7,922,623

HEALTH CARE - 1.1%
Health Care Equipment & Supplies - 0.0%
Immucor Inc., REFI Term Loan B2	5.000%	8/17/18	572,451	572,570	(k)(l)

Health Care Providers & Services - 0.8%
CRC Health Corp., New Term Loan	5.250%	3/29/21	1,909,405	1,915,372	(k)(l)
CRC Health Corp., Second Lien Term Loan	9.000%	9/28/21	2,540,000	2,605,882	(k)(l)
Physiotherapy Associates Holdings Inc., Exit Term Loan	11.000%	1/2/17	1,770,000	1,761,150	(b)(k)(l)
Radnet Management Inc., Second Lien Term Loan	8.000%	3/25/21	4,405,000	4,382,975	(k)(l)

Total Health Care Providers & Services				10,665,379

Pharmaceuticals - 0.3%
Phibro Animal Health Corp., Term Loan B	4.000%	4/16/21	3,610,950	3,577,097	(k)(l)

TOTAL HEALTH CARE				14,815,046

INDUSTRIALS - 1.2%
Aerospace & Defense - 0.2%
WP CPP Holdings LLC, New Second Lien Term Loan	8.750%	4/30/21	2,000,000	1,996,250	(k)(l)

Airlines - 0.2%
DAE Aviation Holdings Inc., Second Lien Term Loan	7.750%	8/5/19	3,000,000	3,000,000	(k)(l)

Commercial Services & Supplies - 0.3%
ARC Document Solutions Inc., Term Loan B	6.250%	12/20/18	2,747,064	2,753,932	(k)(l)
Lineage Logistics Holdings LLC, 2014 Term Loan	4.500%	4/7/21	1,980,050	1,945,399	(k)(l)

Total Commercial Services & Supplies				4,699,331

Machinery - 0.3%
Intelligrated Inc., First Lien Term Loan	4.500 - 5.750%	7/30/18	3,949,973	3,903,067	(k)(l)

Transportation - 0.2%
Commercial Barge Line Co., Second Lien Term Loan	10.750%	3/22/20	3,140,000	3,163,550	(k)(l)

TOTAL INDUSTRIALS				16,762,198

MATERIALS - 0.6%
Chemicals - 0.1%
Kronos Inc., Second Lien Term Loan	9.750%	4/30/20	1,300,000	1,336,833	(k)(l)

Metals & Mining - 0.1%
FMG Resources (August 2006) Pty Ltd., New Term Loan B	3.750%	6/30/19	990,000	967,548	(k)(l)

Paper & Forest Products - 0.4%
NewPage Corp., Term Loan	9.500%	2/11/21	5,770,000	5,640,175	(k)(l)

TOTAL MATERIALS				7,944,556

UTILITIES - 1.0%
Electric Utilities - 0.4%
EFS Cogen Holdings I LLC, Term Loan B	3.750%	12/17/20	1,809,894	1,804,238	(k)(l)
Exgen Texas Power LLC, Term Loan B	5.750%	9/16/21	3,000,000	3,005,625	(k)(l)

Total Electric Utilities				4,809,863

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Independent Power and Renewable Electricity Producers - 0.6%
Energy Future Intermediate Holding Co. LLC, DIP Term Loan	4.250%	6/19/16	3,243,988		$3,241,454	(k)(l)
TPF II Power LLC, Term Loan B	5.500%	10/2/21	4,860,000		4,875,188	(k)(l)

Total Independent Power and Renewable Electricity Producers					8,116,642

TOTAL UTILITIES					12,926,505

TOTAL SENIOR LOANS (Cost - $94,386,175)					93,857,667

SOVEREIGN BONDS - 0.3%
Mexico - 0.3%
United Mexican States, Bonds (Cost - $3,608,033)	6.500%	6/9/22	43,320,000	MXN	3,375,523

			SHARES
COMMON STOCKS - 1.3%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Ford Motor Co.			172,711		2,433,498

Hotels, Restaurants & Leisure - 0.0%
Bossier Casino Venture Holdco Inc.			83,175		0	*(b)(c)(i)

Media - 0.0%
New Cotai LLC/New Cotai Capital Corp., Class B Shares			7		194,866	(b)

TOTAL CONSUMER DISCRETIONARY					2,628,364

ENERGY - 0.1%
Energy Equipment & Services - 0.1%
KCAD Holdings I Ltd.			282,728,964		1,526,454	(b)(c)

FINANCIALS - 0.7%
Banks - 0.6%
Citigroup Inc.			89,009		4,764,652
JPMorgan Chase & Co.			60,063		3,632,610

Total Banks					8,397,262

Real Estate Management & Development - 0.1%
Realogy Holdings Corp.			22,047		904,147	*

TOTAL FINANCIALS					9,301,409

HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Physiotherapy Associates Holdings Inc.			15,700		753,600	*(b)(c)

INDUSTRIALS - 0.2%
Marine - 0.2%
DeepOcean Group Holding AS			104,107		2,580,917	(b)(c)
Horizon Lines Inc., Class A Shares			701,276		277,004	*(b)

TOTAL INDUSTRIALS					$2,857,921

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2014

SECURITY			SHARES	VALUE
MATERIALS - 0.0%
Metals & Mining - 0.0%
Mirabela Nickel Ltd.			4,234,989	$272,055	*(c)

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
World Access Inc.			1,571	1	*(b)

TOTAL COMMON STOCKS (Cost - $18,786,050)				17,339,804

	RATE
PREFERRED STOCKS - 0.7%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Rex Energy Corp.	6.000%		14,900	1,152,962

FINANCIALS - 0.6%
Consumer Finance - 0.5%
GMAC Capital Trust I	8.125%		276,437	7,389,161	(e)

Diversified Financial Services - 0.1%
Citigroup Capital XIII	7.875%		39,050	1,039,511	(e)

TOTAL FINANCIALS				8,428,672

TOTAL PREFERRED STOCKS (Cost - $9,632,571)				9,581,634

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%
Jack Cooper Holdings Corp.		12/15/17	2,140	353,100	*(a)
Jack Cooper Holdings Corp.		5/6/18	945	155,925	*(a)

TOTAL WARRANTS (Cost - $51,666)				509,025

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,374,856,709)				1,348,718,505

		MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.4%
Repurchase Agreements - 0.4%
Barclays Capital Inc. repurchase agreement dated 10/31/14; Proceeds at maturity - $5,000,025; (Fully collateralized by U.S. government obligations, 2.125% due 8/15/21; Market value - $5,099,998) (Cost - $5,000,000)	0.060%	11/3/14	$5,000,000	5,000,000

TOTAL INVESTMENTS - 99.5% (Cost - $1,379,856,709#)				1,353,718,505
Other Assets in Excess of Liabilities - 0.5%				7,003,578

TOTAL NET ASSETS - 100.0%				$1,360,722,083

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Illiquid security.

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(d)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(e)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(f)	The coupon payment on these securities is currently in default as of October 31, 2014.

(g)	Security has no maturity date. The date shown represents the next call date.

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2014

(h)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(i)	Value is less than $1.

(j)	All or a portion of this loan is unfunded as of October 31, 2014. The interest rate for fully unfunded term loans is to be determined.

(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(l)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
AUD	— Australian Dollar
CLO	— Collateral Loan Obligation
EUR	— Euro
MXN	— Mexican Peso

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Short Duration High Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-term investments†:
Corporate bonds & notes:
Consumer discretionary	—	$179,557,095	$3,719,216		$183,276,311
Materials	—	136,892,744	0	*	136,892,744
Utilities	—	44,522,659	0	*	44,522,659
Other corporate bonds & notes	—	717,382,640	—		717,382,640
Asset-backed securities	—	70,773,165	10,733,175		81,506,340
Collateralized mortgage obligations	—	59,109,788	—		59,109,788
Convertible bonds & notes	—	1,364,370	—		1,364,370
Senior loans:
Consumer discretionary	—	19,392,211	1,306,512		20,698,723
Other senior loans	—	73,158,944	—		73,158,944
Sovereign bonds	—	3,375,523	—		3,375,523
Common stocks:
Consumer discretionary	$2,433,498	194,866	0	*	2,628,364
Energy	—	—	1,526,454		1,526,454
Health care	—	—	753,600		753,600
Industrials	277,004	—	2,580,917		2,857,921
Materials	—	272,055	—		272,055
Other common stocks	9,301,410	—	—		9,301,410
Preferred stocks	8,428,672	1,152,962	—		9,581,634
Warrants	—	509,025	—		509,025

Total long-term investments	$20,440,584	$1,307,658,047	$20,619,874		$1,348,718,505

Short-term investments†	—	5,000,000	—		5,000,000

Total investments	$20,440,584	$1,312,658,047	$20,619,874		$1,353,718,505

Other financial instruments:
Forward foreign currency contracts	—	$291,134	—		$291,134

Total	$20,440,584	$1,312,949,181	$20,619,874		$1,354,009,639

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other financial instruments:
Futures contracts	$1,338,083	—	—		$1,338,083

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At October 31, 2014, securities valued at $272,055 were transferred from Level 1 to Level 2 within the fair value hierarchy because of the unavailability of a quoted price in an active market for an identical investment.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Notes to Schedule of Investments (unaudited) (continued)

	CORPORATE BONDS & NOTES						CONVERTIBLE BONDS & NOTES	SENIOR LOANS
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY	MATERIALS		UTILITIES		ASSET-BACKED SECURITIES	MATERIALS	CONSUMER DISCRETIONARY	TOTAL
Balance as of July 31, 2014	$3,832,537	—		$0	*	$8,875,950	$1,533,000	—	$14,241,487
Accrued premiums/discounts	6,456	—		—		9,153	—	—	15,609
Realized gain (loss)	—	—		—		—	—	—	—
Change in unrealized appreciation
(depreciation)(1)	(189,557)	—		—		(91,563)	(168,630)	$(6,565)	(456,315)
Purchases	69,780	0	*	—		1,948,200	—	1,313,077	3,331,057
Sales	—	—		—		—	—	—	—
Transfers into Level 3(2)	—	—		—		2,370,000	—	—	2,370,000
Transfers out of Level 3(3)	—	—		—		(2,378,565)	(1,364,370)	—	(3,742,935)

Balance as of October 31, 2014	$3,719,216	$0	*	$0	*	$10,733,175	—	$1,306,512	$15,758,903

Net change in unrealized appreciation (depreciation) for investments in securities still held at October 31, 2014(1)	$(189,557)	—		—		$(68,480)	—	$(6,565)	$(264,602)

	COMMON STOCKS
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY	ENERGY	HEALTH CARE	INDUSTRIALS	TOTAL
Balance as of July 31, 2014	$166,350	$2,200,762	$753,600	$3,235,750	$6,356,462
Accrued premiums/discounts	—	—	—	—	—
Realized gain (loss)	—	—	—	—	—
Change in unrealized appreciation (depreciation)(1)	28,516	(674,308)	—	(654,833)	(1,300,625)
Purchases	—	—	—	—	—
Sales	—	—	—	—	—
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3(3)	(194,866)	—	—	—	(194,866)

Balance as of October 31, 2014	$0 *	$1,526,454	$753,600	$2,580,917	$4,860,971

Net change in unrealized appreciation (depreciation) for investments in securities still held at October 31, 2014(1)	$(166,350)	$(674,308)	—	$(654,833)	$(1,495,491)

*	Amount represents less than $1.

(1)

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(2)	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

(3)	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

2. Investments

At October 31, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$19,772,703
Gross unrealized depreciation	(45,910,907)

Net unrealized depreciation	$(26,138,204)

At October 31, 2014, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury 5-Year Notes	300	12/14	$35,640,103	$35,828,906	$(188,803)
U.S. Treasury 10-Year Notes	1,257	12/14	157,684,454	158,833,734	(1,149,280)

Net unrealized depreciation on open futures contracts					$(1,338,083)

At October 31, 2014, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	3,224,799	AUD	3,500,000	Citibank N.A.	11/14/14	$146,937
USD	2,288,637	EUR	1,711,130	Royal Bank of Scotland PLC	11/14/14	144,197

Total						$291,134

Abbreviations used in this table:

AUD	— Australian Dollar
EUR	— Euro

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	December 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	December 23, 2014

By:	/s/RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	December 23, 2014